Long Term Assets (Details) - Schedule of long term assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of long term assets [Abstract]
Prepaid expenses related to SEDA (see Note 16.a.1)		$ 77
Other	59	78
Long term assets	$ 59	$ 155